EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Non-current assets	$84,337	$83,176
Current assets	3,559	3,679
Total assets	87,896	86,855
Non-current liabilities	32,306	31,913
Current liabilities	4,857	4,446
Total liabilities	37,163	36,359
Net assets	50,733	50,496
Partnership’s share of net assets	$19,462	$19,761

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Revenue	$1,239	$1,180	$2,614	$2,398
Expenses	827	701	478	1,406
Income from equity accounted investments(1)	104	159	262	246
Income before fair value gains, net	516	638	2,398	1,238
Fair value (losses) gains, net	338	(139)	(1,141)	215
Net income	854	499	1,257	1,453
Partnership’s share of net earnings	$288	$193	$516	$526

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,347	$3,284
Manhattan West, New York	Property holding company	United States	56%	56%	1,362	1,439
Grace Building, New York	Property holding company	United States	50%	50%	576	585
One Liberty Plaza, New York	Property holding company	United States	51%	51%	412	408
Southern Cross East, Melbourne(2)	Property holding company	Australia	50%	50%	400	407
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")	Holding company	Brazil	46%	46%	294	339
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	327	310
E&Y Complex, Sydney(2)	Property holding company	Australia	50%	50%	311	311
Brookfield Fairfield U.S. Multifamily Value Add Fund II ("VAMF II")	Property holding company	United States	37%	37%	300	291
Potsdamer Platz, Berlin	Holding company	Germany	25%	25%	210	205
One New York Plaza, New York	Property holding company	United States	15%	15%	126	120
Republic Plaza, Denver	Property holding company	United States	50%	50%	124	119
75 State Street, Boston	Property holding company	United States	26%	26%	92	94
Principal Place - Commercial, London	Property holding company	United Kingdom	50%	50%	98	230
Other	Various	Various	12% - 90%	12% - 90%	1,456	1,425
					9,435	9,567
Associates
GGP Inc. ("GGP")	Real estate investment trust	United States	34%	34%	8,723	8,844
China Xintiandi (“CXTD”)(3)	Property holding company	China	22%	22%	494	499
Diplomat Resort and Spa ("Diplomat")	Property holding company	United States	90%	90%	331	339
Brookfield Premier Real Estate Partners Pooling LLC ("BPREP")	Property holding company	United States	9%	10%	127	122
Other	Various	Various	23% - 31%	23% - 31%	352	390
					10,027	10,194
Total					$19,462	$19,761

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(3)	The partnership’s interest in CXTD is held through a subsidiary, BSREP CXTD Holdings L.P., in which it has an approximate 31% interest.

Disclosure of associates

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,347	$3,284
Manhattan West, New York	Property holding company	United States	56%	56%	1,362	1,439
Grace Building, New York	Property holding company	United States	50%	50%	576	585
One Liberty Plaza, New York	Property holding company	United States	51%	51%	412	408
Southern Cross East, Melbourne(2)	Property holding company	Australia	50%	50%	400	407
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")	Holding company	Brazil	46%	46%	294	339
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	327	310
E&Y Complex, Sydney(2)	Property holding company	Australia	50%	50%	311	311
Brookfield Fairfield U.S. Multifamily Value Add Fund II ("VAMF II")	Property holding company	United States	37%	37%	300	291
Potsdamer Platz, Berlin	Holding company	Germany	25%	25%	210	205
One New York Plaza, New York	Property holding company	United States	15%	15%	126	120
Republic Plaza, Denver	Property holding company	United States	50%	50%	124	119
75 State Street, Boston	Property holding company	United States	26%	26%	92	94
Principal Place - Commercial, London	Property holding company	United Kingdom	50%	50%	98	230
Other	Various	Various	12% - 90%	12% - 90%	1,456	1,425
					9,435	9,567
Associates
GGP Inc. ("GGP")	Real estate investment trust	United States	34%	34%	8,723	8,844
China Xintiandi (“CXTD”)(3)	Property holding company	China	22%	22%	494	499
Diplomat Resort and Spa ("Diplomat")	Property holding company	United States	90%	90%	331	339
Brookfield Premier Real Estate Partners Pooling LLC ("BPREP")	Property holding company	United States	9%	10%	127	122
Other	Various	Various	23% - 31%	23% - 31%	352	390
					10,027	10,194
Total					$19,462	$19,761

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(3)	The partnership’s interest in CXTD is held through a subsidiary, BSREP CXTD Holdings L.P., in which it has an approximate 31% interest.

Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Non-current assets	$84,337	$83,176
Current assets	3,559	3,679
Total assets	87,896	86,855
Non-current liabilities	32,306	31,913
Current liabilities	4,857	4,446
Total liabilities	37,163	36,359
Net assets	50,733	50,496
Partnership’s share of net assets	$19,462	$19,761

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Revenue	$1,239	$1,180	$2,614	$2,398
Expenses	827	701	478	1,406
Income from equity accounted investments(1)	104	159	262	246
Income before fair value gains, net	516	638	2,398	1,238
Fair value (losses) gains, net	338	(139)	(1,141)	215
Net income	854	499	1,257	1,453
Partnership’s share of net earnings	$288	$193	$516	$526

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2018 and December 31, 2017:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Equity accounted investments, beginning of period	$19,761	$16,844
Additions	334	1,372
Disposals and return of capital distributions	(636)	(281)
Share of net earnings from equity accounted investments(1)	516	961
Distributions received	(226)	(369)
Foreign currency translation	(196)	430
Reclassification to assets held for sale(2)	—	(712)
Impact of warrant conversion(1)	—	1,448
Other comprehensive income and other	(91)	68
Equity accounted investments, end of period	$19,462	$19,761

(1)
During the fourth quarter of 2017, in the Core Retail segment, the partnership exercised all of its outstanding warrants of GGP. Of these warrants, 16 million were exercised on a cashless basis and the remaining 43 million warrants on a full share settlement basis for approximately $462 million. The exercise resulted in the partnership’s acquisition of an additional 68 million common shares of GGP, increasing its ownership from 29% to 34%. The partnership determined its share of the net fair value of the incremental interests acquired in GGP’s identifiable assets and liabilities. The excess of its share of this net fair value over the cost of the investment of $442 million represents a gain that is included in share of net earnings from equity accounted investments for the year ended December 31, 2017

(2)	The partnership’s interest in 245 Park Avenue in Midtown New York was reclassified to assets held for sale in the first quarter of 2017 and sold in the second quarter of 2017.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2018			Dec. 31, 2017
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Core Office
United States	Discounted cash flow	6.5%	5.4%	11	6.5%	5.3%	11
Australia	Discounted cash flow	6.9%	5.9%	10	7.0%	5.8%	10
Europe	Discounted cash flow	4.8%	4.9%	10	4.8%	4.8%	10
Core Retail
United States	Discounted cash flow	7.0%	5.6%	10	7.0%	5.6%	10
Opportunistic Office	Discounted cash flow	6.6%	5.6%	10	6.6%	5.7%	10
Opportunistic Retail	Discounted cash flow	11.3%	7.1%	10	11.5%	7.2%	11
Industrial	Discounted cash flow	6.3%	5.4%	10	6.4%	5.8%	10
Multifamily(1)	Direct capitalization	5.2%	n/a	n/a	5.1%	n/a	n/a

(1)
The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.